Prospectus Supplement* Oct. 26, 1998

IDS Blue Chip Advantage Fund (April 1, 1998)            S-6025L
IDS Bond Fund (Oct. 30, 1997)                           S-6495L
IDS California Tax-Exempt Fund (Aug. 28, 1998)          S-6328M
IDS Discovery Fund (Sept. 29, 1998)                     S-6457M
IDS Diversified Equity Income Fund (Nov. 28, 1997)      S-6475L
IDS Emerging Markets Fund (Dec. 30, 1997)               S-6354C
IDS Equity Select Fund (Jan. 29, 1998)                  S-6426M
IDS Equity Value Fund (May 29, 1998)                    S-6382F
IDS Extra Income Fund (July 30, 1998)                   S-6370M
IDS Federal Income Fund (July 30, 1998)                 S-6042N
IDS Global Balanced Fund (Dec. 30, 1997)                S-6352A
IDS Global Bond Fund (Dec. 30, 1997)                    S-6309L
IDS Global Growth Fund (Dec. 30, 1997)                  S-6334L
IDS Growth Fund (Sept. 29, 1998)                        S-6455N
IDS High Yield Tax-Exempt Fund (Jan. 29, 1998)          S-6430M
IDS Insured Tax-Exempt Fund (Aug. 28, 1998)             S-6327M
IDS Intermediate Tax-Exempt Fund (Jan. 29, 1998)        S-6355C
IDS International Fund (Dec. 30, 1997)                  S-6140L
IDS Managed Allocation Fund (Nov. 28, 1997)             S-6141M
IDS Massachusetts Tax-Exempt Fund (Aug. 28, 1998)       S-6328M
IDS Michigan Tax-Exempt Fund (Aug. 28, 1998)            S-6328M
IDS Minnesota Tax-Exempt Fund (Aug. 28, 1998)           S-6328M
IDS Mutual (Nov. 28, 1997)                              S-6326M
IDS New Dimensions Fund (Sept. 29, 1998)                S-6440M
IDS New York Tax-Exempt Fund (Aug. 28, 1998)            S-6328M
IDS Ohio Tax-Exempt Fund (Aug. 28, 1998)                S-6328M
IDS Precious Metals Fund (May 29, 1998)                 S-6142M
IDS Progressive Fund (Nov. 28, 1997)                    S-6449L
IDS Research Opportunities Fund (Sept. 29, 1998)        S-6356D
IDS Selective Fund (July 30, 1998)                      S-6376N
IDS Small Company Index Fund (April 1, 1998)            S-6357D
IDS Stock Fund (Nov. 28, 1997)                          S-6351M
IDS Strategy Aggressive Fund (May 30, 1998)             S-6381F
IDS Tax-Exempt Bond Fund (Jan. 29, 1998)                S-6310M
IDS Utilities Income Fund (Aug. 28, 1998)               S-6341M



The prospectus section titled "Waivers of the sales charge for Class A shares" is modified as follows:

Purchases made within 30 days after a redemption of shares (up to the amount redeemed):

- of a product distributed by AEFA in a qualified plan subject to a deferred sales charge or
- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.


S6300 A (10/98)
*Valid until next prospectus update

Destroy Oct. 31, 1999